CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ (3,913)	$ 4,820	$ 6,981
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation		644	702	628
Lease amortization		1,946
Net loss (gain) on disposal of assets		5	(21)
Gain on cumulative translation adjustment recognition from liquidation of subsidiaries				(1,703)
Gain on liquidation of a subsidiary			(909)
Reversal of FIN 45 & FIN 48 due to expiration of statute of limitations		(1,182)	(2,462)	(1,409)
Equity loss of associates			613	687
Investment impairment			370	1,690
Gain on reversal of accounts payable		(3,161)
Stock-based compensation expense		1,399	1,097	866
Provision for doubtful accounts receivable		4,396	812	4
Deferred income taxes		(465)	705	(1,092)
Changes in operating assets and liabilities
Accounts receivable		(21,561)	(44,815)	1,413
Inventories and deferred costs		20,182	6,565	1,212
Prepaid and other assets		(3,625)	5,540	(7,280)
Accounts payable		(19,882)	23,193	5,183
Income taxes payable		506	(929)	(26)
Customer advances		(401)	(6,044)	(7,218)
Deferred revenue		(2,259)	(4,930)	(3,172)
Other liabilities		3,224	(10,413)	7,074
Net cash provided by (used in) operating activities		(24,147)	(26,106)	3,838
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment		(507)	(225)	(732)
Acquisition of uSTAR, net of cash acquired			(673)
Purchase of short-term investments		(41)		(3,164)
Purchase of investments				(481)
Proceeds from sale of investments				500
Proceeds from sale of short-term investments		41	3,143
Net cash provided by (used in) investing activities	[1]	(507)	2,245	(3,877)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options		56	101	113
Proceeds from short-term borrowing		4,625
Repayment of short-term borrowing		(4,625)
Repurchase of ordinary shares		(1,049)	(2,525)	(140)
Net cash used in financing activities		(993)	(2,424)	(27)
Effect of exchange rate changes on cash and cash equivalents		554	(701)	2,112
Net increase (decrease) in cash and cash equivalents	[1]	(25,093)	(26,986)	2,046
Cash, cash equivalents and restricted cash at beginning of year	[1]	73,700	100,686	98,640
Cash, cash equivalents and restricted cash at end of year	[1]	48,607	73,700	100,686
Cash paid:
Interest paid		16	47	48
Income taxes paid		$ 1,400	$ 1,221	$ 2,012

[1]	The Company adopted ASU 2016-18 in 2018 and adjusted the 2017 balances retrospectively.